Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets	$ 5,623	$ 441
Accrued liabilities/ Advances from affiliates	(11,200)	(8,667)
Current portion of derivative liabilities	(52,083)	(57,678)
Derivative liabilities	(182,338)	(126,177)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0	441
Accrued liabilities/ Advances from affiliates	(6,833)	(7,486)
Current portion of derivative liabilities	(41,028)	(52,356)
Derivative liabilities	(56,276)	(60,157)
Interest rate swaption agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	5,623
Accrued liabilities/ Advances from affiliates	0
Current portion of derivative liabilities	0
Derivative liabilities	(6,406)
Cross-currency swap agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0
Accrued liabilities/ Advances from affiliates	(1,181)	(544)
Current portion of derivative liabilities	(9,755)	(4,922)
Derivative liabilities	(117,846)	(64,920)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	0
Accrued liabilities/ Advances from affiliates	(3,186)	(637)
Current portion of derivative liabilities	(1,300)	(400)
Derivative liabilities	$ (1,810)	$ (1,100)